Income taxes - Disclosure of Federal Tax Losses (Details) - United States $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3,322
Expiration Year 2028
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	369
Expiration Year 2029
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	178
Expiration Year 2034
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	151
Expiration Year 2035
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	447
Expiration Year 2036
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	195
Expiration Year 2037
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	709
Expiration Year 2038
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 1,273